Consolidated Statements of Changes In Shareholders' Deficit (Parenthetical) - Common Class B [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 19, 2022	Dec. 31, 2021	Dec. 13, 2021	Nov. 05, 2021
Common Stock, Shares, Issued	18,750,000	18,750,000	18,750,000		19	4,312,500	17,250,000
Common Stock, shares, surrender				2,812,500	2,022
Common Stock, shares surrender, value				$ 0	$ 13
Common Stock [Member]
Sale of Stock, Price Per Share					$ 0.0014